Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Share-based Compensation
The following table summarizes stock-based compensation expense for the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31,
in thousands	2024	2023
Cost of revenues	$—	$—
Research and development	1,268	2,359
Sales and marketing	392	380
General and administrative	1,849	2,589

Stock-based compensation expense	$3,509	$5,328

The following table summarizes stock-based compensation expense that the Company recorded in the consolidated statements of operations for the years ended December 31, 2023 and 2022, respectively:

	Year Ended December 31,
in thousands	2023	2022
Cost of revenues	$—	$806
Research and development	7,143	15,832
Sales and marketing	251	5,899
General and administrative	4,180	33,367

Stock-based compensation expense	$11,574	$55,904

Summary of Stock Option Activity
The following is a summary of stock option activity for the three months ended March 31, 2024:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding – December 31, 2023	1,320,540	$24.13	8.40	$128,212
Granted	15,494	1.52	3.08	—
Exercised	(300)	0.90	—	—
Forfeited/Cancelled	(271,972)	7.08	—	—
Expired	(41,440)	12.52	—	—

Outstanding – March 31, 2024	1,022,322	$28.79	8.10	$—

Unvested – March 31, 2024	670,064	18.89	8.77	—
Exercisable – March 31, 2024	352,258	$47.63	6.82	$—
The Company uses the Black-Scholes option pricing-model to calculate the grant date fair value of time-based and performance-based options. The following table summarizes the assumptions used in estimating the fair value of options granted in the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31,
	2024	2023
Expected terms (years)	6.13	6.71
Expected volatility	109.7%	98.2%
Risk-free interest rate	4.07%	3.46%
Expected dividend rate	—	—
Grant-date fair value	$1.52	$0.42 - $0.56

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.
(2)	Expected volatility, or the standard deviation of annualized returns, was calculated based on the Company’s common stock price history for the expected term as of the valuation date.
(3)	Risk-free interest was obtained from U.S. treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Restricted Stock Units (“RSU”) Awards

The following is a summary of stock option activity for the years ended December 31, 2023 and 2022:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	1,355,093	$112.80	9.4	$22,782,654
Granted	132,802	48.30	7.5	—
Exercised	(52,447)	6.75	1.3	—
Forfeited	(302,435)	122.85	—	—
Expired	(49,772)	120.30	—	—

Outstanding - December 31, 2022	1,083,241	$106.65	8.4	$9,630
Granted	1,312,963	7.07	6.4	—
Exercised	(12,061)	6.91	0.2	—
Forfeited/Cancelled	(1,029,669)	89.17	—	—
Expired	(33,934)	29.86	—	—

Outstanding - December 31, 2023	1,320,540	$24.13	8.4	$128,212

Unvested - December 31, 2023	968,959	16.8	9.1	122,787
Exercisable - December 31, 2023	351,581	$44.33	6.6	$5,425

	Year Ended December 31,
	2023	2022
Expected terms (years)	6.43	5.81
Expected volatility	96.5%	68.9%
Risk-free interest rate	3.46% - 4.98%	1.7%
Expected dividend rate	—	—
Grant-date fair value	$0.73 - $8.40	$3.20

Summary of restricted stock units
The following is a summary of restricted stock units for the three months ended March 31, 2024:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Outstanding – December 31, 2023	594,238	$33.60
Granted	—	—
Vested	(46,676)	50.78
Forfeited	(41,988)	44.22

Outstanding – March 31, 2024	505,574	$31.13

The following is a summary of restricted stock units for the years ended December 31, 2023 and 2022:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Outstanding - December 31, 2021	711,922	$138.00
Granted	1,155,851	31.80
Vested	(309,397)	123.60
Forfeited	(483,586)	87.30

Outstanding - December 31, 2022	1,074,790	$50.25
Granted	210,102	6.76
Vested	(280,702)	55.35
Forfeited	(409,952)	50.02

Outstanding - December 31, 2023	594,238	$33.60

2023 Bonus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Fair Value of Awards Using Black-Scholes Option Pricing Model	The Company used the Black-Scholes option pricing-model to calculate the fair value for PSOs allocated to each quarter of 2023, using the following assumptions:

	PSOs Awarded for the 1st and 2nd Quarter 2023	PSOs Awarded for the 3rd Quarter 2023	PSOs Awarded for the 4th Quarter 2023
Expected terms (years)	6.7	6.1	6.1
Expected volatility	95.8%	91.84% - 92.25%	94.91% - 95.2%
Risk-free interest rate	3.61%	4.04% - 4.15%	4.68% - 4.73%
Expected dividend rate	—	—	—
Grant-date fair value	$4.82	$3.20 - $4.72	$0.97 - $1.09